Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
AED Oil Ltd.(a)(b)	11,395	$0	(c)

Austria — 1.9%
Agrana Beteiligungs AG	1,200	22,108
ams AG(b)	25,807	336,107
AT&S Austria Technologie & Systemtechnik AG	2,421	41,579
BAWAG Group AG(d)	5,907	200,697
CA Immobilien Anlagen AG	6,335	201,570
DO & CO AG	657	32,814
EVN AG	3,801	59,284
FACC AG(e)	1,982	15,869
IMMOFINANZ AG	9,025	166,860
Kapsch TrafficCom AG	510	9,943
Lenzing AG	1,287	73,584
Oesterreichische Post AG	3,404	128,257
Palfinger AG(e)	1,338	29,046
Porr AG(e)	1,114	19,108
S IMMO AG	4,556	84,634
S&T AG	4,580	100,530
Schoeller-Bleckmann Oilfield Equipment AG	1,091	32,264
Semperit AG Holding(b)(e)	1,083	13,523
Telekom Austria AG	16,335	114,865
UNIQA Insurance Group AG	12,542	84,347
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,818	76,863
Wienerberger AG	11,489	214,556
Zumtobel Group AG(b)	2,711	17,549

		2,075,957

Belgium — 3.7%
Ackermans & van Haaren NV	2,330	308,543
Aedifica SA	2,412	233,277
AGFA-Gevaert NV(b)	14,908	59,028
Barco NV	901	144,082
Befimmo SA	2,220	99,086
Bekaert SA	3,591	76,147
Biocartis NV(b)(d)(e)	3,851	21,090
bpost SA	9,601	67,039
Cie. d’Entreprises CFE	730	56,530
Cofinimmo SA	2,566	356,939
D’ieteren SA/NV	2,505	125,114
Econocom Group SA/NV	12,862	24,766
Elia Group SA/NV	2,735	314,543
Euronav NV	17,651	197,198
Exmar NV(b)	2,902	14,176
Fagron	6,003	135,315
Gimv NV	1,937	106,292
Intervest Offices & Warehouses NV	2,057	50,919
Ion Beam Applications(b)(e)	2,422	20,082
KBC Ancora	3,833	134,513
Kinepolis Group NV	1,566	58,919
Melexis NV	1,993	121,262
Mithra Pharmaceuticals SA(b)(e)	1,461	36,405
Montea CVA(b)	1,088	95,692
Ontex Group NV	7,080	129,116
Orange Belgium SA	3,020	50,213
Recticel SA	3,679	27,643
Retail Estates NV	877	47,405
Sioen Industries NV	661	13,864
Sofina SA	1,535	361,476

Security	Shares	Value

Belgium (continued)
Tessenderlo Group SA(b)	2,530	$70,525
Van de Velde NV	575	14,548
Warehouses De Pauw CVA	12,778	349,894
X-Fab Silicon Foundries SE(b)(d)(e)	4,996	17,401

		3,939,042

China — 0.0%
Boshiwa International Holding Ltd.(a)(b)(e)	20,000	0	(c)

Denmark — 3.6%
ALK-Abello A/S(b)	650	165,491
Alm Brand A/S	5,400	42,340
Ambu A/S, Series B	16,152	506,569
Bavarian Nordic A/S(b)	5,629	132,736
Baviarian Nordic AS(b)	1	24
D/S Norden A/S(b)	2,853	40,173
Dfds A/S(b)	3,420	86,571
Drilling Co. of 1972 A/S (The)(b)	2,020	47,544
FLSmidth & Co. A/S(b)	4,001	105,361
GN Store Nord A/S	12,663	578,798
Jyske Bank A/S, Registered(b)	6,375	172,230
Matas A/S	3,683	24,902
Netcompany Group A/S(b)(d)	3,036	156,734
Nilfisk Holding A/S(b)	2,615	36,860
NKT A/S(b)	2,650	59,337
NNIT A/S(d)	1,201	20,597
Per Aarsleff Holding A/S	1,837	53,675
Ringkjoebing Landbobank A/S	2,763	172,823
Rockwool International A/S, Class B	849	178,261
Royal Unibrew A/S(b)	4,957	383,567
Scandinavian Tobacco Group A/S(d)	6,675	76,937
Schouw & Co. A/S	1,258	90,231
SimCorp A/S	4,045	374,171
Spar Nord Bank A/S(b)	8,296	57,494
Sydbank A/S	5,750	95,655
Topdanmark A/S	4,051	163,571
Zealand Pharma A/S(b)	2,690	93,292

		3,915,944

Finland — 2.3%
Adapteo OYJ(b)	3,773	27,311
Aktia Bank OYJ	5,015	42,295
Cargotec OYJ, Class B	4,039	88,169
Caverion OYJ	9,470	54,041
Citycon OYJ	7,169	47,349
Finnair OYJ(b)	4,864	19,403
F-Secure OYJ(b)	9,166	27,609
Huhtamaki OYJ	9,624	359,664
Kemira OYJ	10,269	123,611
Kesko OYJ, Class B	25,884	421,008
Konecranes OYJ	6,313	137,186
Metsa Board OYJ	19,098	133,039
Oriola OYJ, Class B	12,398	28,517
Outokumpu OYJ	31,543	84,887
Outotec OYJ	15,067	62,876
Rovio Entertainment OYJ(d)(e)	4,252	25,452
Sanoma OYJ	7,300	66,044
TietoEVRY OYJ	7,538	183,622
Tokmanni Group Corp.	4,764	57,920
Uponor OYJ	5,291	59,459
Valmet OYJ	13,399	306,727

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
YIT OYJ	15,534	$85,072

		2,441,261

France — 5.1%
ABC arbitrage	3,658	25,001
Air France-KLM(b)(e)	18,757	95,470
Akka Technologies	1,116	35,754
AKWEL	908	11,318
Albioma SA	2,579	85,591
ALD SA(d)	9,852	96,039
Alten SA	2,868	206,385
APERAM SA	5,011	130,298
Aubay	682	17,816
Beneteau SA	3,547	22,553
Boiron SA	451	16,598
Bonduelle SCA	1,388	30,406
Carmila SA	4,665	59,884
Cellectis SA(b)	3,093	41,669
CGG SA(b)	63,993	80,605
Chargeurs SA	1,986	37,502
Cie. des Alpes	922	17,289
Cie. Plastic Omnium SA	5,851	111,253
Coface SA(b)	8,951	52,550
Constellium SE(b)	12,383	96,092
DBV Technologies SA(b)	3,744	49,456
Derichebourg SA	9,691	27,279
Devoteam SA	496	37,866
Elior Group SA(d)	9,850	65,110
Elis SA(b)	17,389	215,222
Eramet	1,013	32,177
Etablissements Maurel et Prom SA	4,885	9,096
Europcar Mobility Group(d)(e)	10,240	19,078
FFP	489	33,207
FIGEAC-AERO(b)	759	2,910
Fnac Darty SA(b)	1,700	54,780
Gaztransport Et Technigaz SA	2,173	157,562
Genfit(b)(e)	3,844	83,786
GL Events	1,211	14,511
Groupe Crit	272	15,075
Groupe Guillin	704	12,692
Guerbet	551	17,411
ID Logistics Group(b)	254	47,295
Imerys SA	3,103	97,271
Innate Pharma SA(b)	5,297	37,422
Interparfums SA	1,385	47,937
IPSOS	3,680	70,940
Jacquet Metal Service SA(e)	1,307	13,457
Kaufman & Broad SA	1,839	66,370
Korian SA	4,939	165,969
Lagardere SCA(e)	5,110	82,835
Latecoere SACA(b)	3,269	6,323
LISI	1,831	29,681
LNA Sante SA	513	22,756
Maisons du Monde SA(d)	4,445	40,142
Manitou BF SA(e)	959	14,705
Mercialys SA	4,445	34,616
Mersen SA	1,545	33,929
Metropole Television SA	2,748	30,580
Nexans SA	2,650	94,333
Nexity SA	4,231	129,758
Oeneo SA	1,922	22,736

Security	Shares	Value

France (continued)
Orpea	4,495	$499,722
Quadient	3,414	47,116
Rexel SA	24,092	225,617
Rubis SCA	8,938	400,990
SMCP SA(b)(d)(e)	2,512	11,831
Societe BIC SA	2,469	123,532
SOITEC(b)	2,070	190,224
Solocal Group(b)	56,053	9,578
Solutions 30 SE(b)(e)	7,347	86,909
Sopra Steria Group	1,645	194,771
SPIE SA	11,427	172,470
Synergie SA	702	15,378
Tarkett SA	3,142	31,111
Technicolor SA, Registered(b)(e)	36,059	8,326
Television Francaise 1	4,250	20,817
Trigano SA	850	62,703
Vallourec SA(b)	31,762	37,763
Vicat SA	2,072	58,098
Vilmorin & Cie SA	715	28,585
Virbac SA(b)	432	85,171

		5,517,058

Germany — 10.9%
Aareal Bank AG	5,641	92,185
ADO Properties SA(d)	4,387	123,010
ADVA Optical Networking SE(b)	4,014	26,247
Aixtron SE(b)	11,143	103,718
alstria office REIT AG	14,758	220,968
Amadeus Fire AG	505	51,994
AURELIUS Equity Opportunities SE & Co. KGaA(e)	2,084	36,522
Aurubis AG	3,284	171,719
Basler AG	359	18,363
BayWa AG	1,501	44,060
Bechtle AG	2,911	421,509
Bertrandt AG	539	20,751
bet-at-home.com AG	301	13,039
Bilfinger SE	2,951	55,497
Borussia Dortmund GmbH & Co. KGaA	5,737	40,373
CANCOM SE	3,113	158,618
Ceconomy AG(b)	17,599	44,914
Cewe Stiftung & Co. KGaA	545	56,590
CompuGroup Medical SE	2,402	182,717
Consus Real Estate AG(b)	4,548	26,750
Corestate Capital Holding SA(e)	1,657	34,175
CropEnergies AG	2,550	20,166
CTS Eventim AG & Co. KGaA	5,752	239,028
Datagroup SE(e)	410	24,295
Dermapharm Holding SE	1,314	62,239
Deutsche Beteiligungs AG	1,214	41,088
Deutsche EuroShop AG(e)	4,813	69,375
Deutsche Pfandbriefbank AG(d)	13,209	97,151
Deutz AG	11,602	44,655
DIC Asset AG	4,158	55,015
Draegerwerk AG & Co. KGaA(e)	300	20,964
Duerr AG	5,264	122,924
Eckert & Ziegler Strahlen- und Medizintechnik AG	379	54,671
Elmos Semiconductor AG	973	19,396
ElringKlinger AG(b)(e)	2,988	16,282
Encavis AG	8,671	106,560
Evotec SE(b)(e)	12,693	313,783
Flatex AG(b)(e)	1,243	39,006

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Freenet AG	12,802	$242,651
Gerresheimer AG	3,124	249,272
Grand City Properties SA	11,571	242,068
GRENKE AG(e)	2,794	195,857
Hamborner REIT AG	6,587	59,248
Hamburger Hafen und Logistik AG	2,351	38,317
Heidelberger Druckmaschinen AG(b)(e)	32,712	23,289
HelloFresh SE(b)	13,872	491,982
Hornbach Baumarkt AG	785	16,904
Hornbach Holding AG & Co. KGaA	1,061	60,430
HUGO BOSS AG	6,335	176,105
Hypoport SE(b)	317	112,323
Indus Holding AG	1,780	54,785
Isra Vision AG	1,498	82,038
Jenoptik AG	5,034	103,879
JOST Werke AG(d)	1,453	39,389
K+S AG, Registered(e)	19,086	128,565
Kloeckner & Co. SE	7,107	29,035
Koenig & Bauer AG(e)	1,348	27,728
Krones AG(e)	1,616	97,439
KWS Saat SE & Co. KGaA	1,117	64,231
LEG Immobilien AG	6,843	785,790
Leoni AG(b)(e)	3,002	20,666
MBB SE	239	16,858
MLP SE	6,581	33,842
MorphoSys AG(b)	3,165	332,588
Nemetschek SE	5,750	362,134
New Work SE	277	65,989
Nordex SE(b)(e)	6,850	55,483
Norma Group SE	3,100	77,891
OHB SE	501	18,822
OSRAM Licht AG(b)	9,552	396,521
PATRIZIA AG	4,703	104,827
Pfeiffer Vacuum Technology AG	483	79,672
ProSiebenSat.1 Media SE(e)	22,891	229,313
Rational AG	338	163,189
Rheinmetall AG	4,303	291,362
Rhoen-Klinikum AG	1,617	32,199
RIB Software SE(e)	4,044	128,275
Rocket Internet SE(b)(d)	6,720	141,541
SAF-Holland SA	4,317	22,195
Salzgitter AG(e)	3,851	51,396
Scout24 AG(d)	10,652	696,528
SGL Carbon SE(b)(e)	5,928	18,343
Siltronic AG	2,055	176,421
Sirius Real Estate Ltd.	92,432	82,195
Sixt Leasing SE	1,200	24,473
Sixt SE	1,342	90,619
SMA Solar Technology AG(b)(e)	1,040	33,080
Software AG	4,688	166,366
Stabilus SA	2,403	102,806
STRATEC SE	517	48,869
Stroeer SE & Co. KGaA	2,843	180,141
Suedzucker AG(e)	7,082	93,626
TAG Immobilien AG	13,004	284,153
Takkt AG	3,550	28,890
Varta AG(b)(e)	1,433	118,816
VERBIO Vereinigte BioEnergie AG	2,132	19,429
Vossloh AG(e)	1,000	37,788
Wacker Chemie AG	1,528	89,170

Security	Shares	Value

Germany (continued)
Wacker Neuson SE	2,783	$34,506
Washtec AG	1,088	42,901
Wuestenrot & Wuerttembergische AG	2,300	40,609
zooplus AG(b)	630	77,974

		11,724,108

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)(b)	198,000	1
Peace Mark Holdings Ltd.(a)(b)	30,000	0	(c)
UNTRADE.REALGOLD MINING(a)	27,000	0	(c)

		1

Ireland — 1.0%
C&C Group PLC	30,179	74,229
Cairn Homes PLC(b)	68,641	63,755
Dalata Hotel Group PLC	18,846	61,307
Glanbia PLC	20,332	215,570
Glenveagh Properties PLC(b)(d)	74,802	46,618
Grafton Group PLC	23,370	187,184
Hibernia REIT PLC	66,307	85,699
Irish Residential Properties REIT PLC	43,092	60,792
Origin Enterprises PLC	12,090	35,290
UDG Healthcare PLC	24,760	196,131

		1,026,575

Italy — 6.1%
A2A SpA	156,712	213,271
ACEA SpA	5,378	89,830
Amplifon SpA	12,285	281,360
Anima Holding SpA(d)	29,801	105,365
Aquafil SpA	1,617	6,110
Arnoldo Mondadori Editore SpA(b)	12,575	17,134
Ascopiave SpA	7,950	28,996
ASTM SpA	6,358	123,958
Autogrill SpA	12,855	66,402
Azimut Holding SpA	10,753	182,850
Banca Farmafactoring SpA(d)	12,477	64,435
Banca Generali SpA	5,741	142,489
Banca IFIS SpA	2,088	20,411
Banca Mediolanum SpA	15,069	91,933
Banca Monte dei Paschi di Siena SpA(b)(e)	27,681	33,775
Banca Popolare di Sondrio SCPA	44,370	70,322
Banco BPM SpA(b)	151,000	184,162
Biesse SpA	1,306	11,787
Bio On SpA(a)(b)(e)	801	0	(c)
BPER Banca	40,751	100,517
Brunello Cucinelli SpA	3,347	107,706
Buzzi Unicem SpA	6,448	126,313
Cairo Communication SpA	6,146	11,094
Carel Industries SpA(d)	3,249	48,397
Cerved Group SpA	19,225	130,870
CIR SpA-Compagnie Industriali	88,262	39,201
Credito Emiliano SpA	8,905	39,502
Credito Valtellinese SpA(b)	610,362	30,819
Danieli & C Officine Meccaniche SpA	1,163	14,726
Datalogic SpA	1,950	26,869
De’ Longhi SpA	6,568	118,628
DeA Capital SpA	8,823	12,524
DiaSorin SpA	2,497	424,740
doValue SpA(d)	3,850	28,422
El.En. SpA	1,014	21,146
Enav SpA(d)	26,858	120,318

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
ERG SpA	5,830	$104,724
Falck Renewables SpA	11,899	58,466
Fila SpA	2,091	18,895
Fincantieri SpA(b)(e)	49,063	37,940
Freni Brembo SpA	14,787	125,763
Geox SpA	7,368	5,891
Gruppo MutuiOnline SpA	2,518	45,617
Hera SpA	80,995	299,675
Illimity Bank SpA(b)	5,089	34,057
IMA Industria Macchine Automatiche SpA	2,127	144,908
Immobiliare Grande Distribuzione SIIQ SpA	5,301	21,018
Infrastrutture Wireless Italiane SpA(d)	23,809	251,783
Interpump Group SpA	7,647	222,628
Iren SpA	58,652	144,543
Italgas SpA	47,996	268,370
Italmobiliare SpA	1,336	39,949
Juventus Football Club SpA(b)	51,593	51,085
La Doria SpA	1,049	11,111
Maire Tecnimont SpA(b)(e)	14,021	27,182
MARR SpA	3,474	45,509
Mediaset SpA(b)(e)	34,726	70,556
OVS SpA(b)(d)(e)	19,586	16,819
Piaggio & C SpA	15,510	35,505
RAI Way SpA(d)	10,131	54,484
Reply SpA	2,079	145,281
SAES Getters SpA	431	10,433
Saipem SpA(b)	60,765	155,807
Salini Impregilo SpA(b)(e)	22,613	33,437
Salvatore Ferragamo SpA	6,536	80,824
Saras SpA	56,300	53,032
Sesa SpA	769	40,893
Societa Cattolica di Assicurazioni SC	15,200	83,825
Tamburi Investment Partners SpA	10,397	67,188
Technogym SpA(d)	10,256	75,601
Tinexta SpA	1,842	24,493
Tod’s SpA(e)	1,133	34,673
Unione di Banche Italiane SpA	97,315	278,091
Unipol Gruppo SpA	42,963	147,948
Zignago Vetro SpA	2,052	25,532

		6,529,918

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	1,048	60,047
VP Bank AG, Registered	324	42,634

		102,681

Netherlands — 5.0%
Aalberts NV	9,834	276,819
Accell Group NV(b)	1,929	35,622
AMG Advanced Metallurgical Group NV	3,214	54,125
Arcadis NV(e)	7,252	112,713
Argenx SE(b)	4,183	629,975
ASM International NV	4,358	479,480
ASR Nederland NV	14,011	376,750
Basic-Fit NV(b)(d)	3,456	69,575
BE Semiconductor Industries NV	7,554	310,767
Boskalis Westminster	7,907	137,269
Brunel International NV	2,214	13,968
Cementir Holding NV	4,442	27,197
Corbion NV	5,936	212,281
COSMO Pharmaceuticals NV(b)(e)	732	55,745

Security	Shares	Value

Netherlands (continued)
Eurocommercial Properties NV	4,083	$45,347
Euronext NV(d)	5,551	465,729
Flow Traders(d)	3,409	113,510
ForFarmers NV	3,537	23,554
Fugro NV, CVA(b)(e)	8,186	30,485
IMCD NV	5,210	460,630
Intertrust NV(d)	8,201	129,169
Kendrion NV(b)	1,611	19,339
Koninklijke BAM Groep NV(b)	25,550	42,593
NIBC Holding NV(d)	2,925	21,946
NSI NV	1,834	73,722
OCI NV(b)	8,510	102,997
Pharming Group NV(b)	63,103	93,031
PostNL NV	47,712	81,994
Rhi Magnesita NV	2,182	67,210
SBM Offshore NV	16,634	210,523
Shop Apotheke Europe NV(b)(d)(e)	1,002	73,971
SIF Holding NV(e)	1,170	12,533
Signify NV(d)	12,595	256,800
TKH Group NV	3,991	140,320
TomTom NV	6,387	50,369
Vastned Retail NV	1,103	20,248
Wereldhave NV(e)	3,335	29,223

		5,357,529

Norway — 3.5%
Adevinta ASA(b)	23,613	195,821
Aker ASA, Class A(b)	2,167	57,549
Aker Solutions ASA(b)(e)	14,189	9,372
Atea ASA	7,968	69,937
Austevoll Seafood ASA	8,815	68,962
Axactor SE(b)	13,710	8,988
B2Holding ASA(e)	25,764	10,412
Bakkafrost P/F	4,935	244,588
Borr Drilling Ltd.(b)(e)	7,549	5,355
Borregaard ASA	9,176	85,569
BW Energy Ltd.(b)(e)	6,532	8,143
BW LPG Ltd.(d)	7,467	25,661
BW Offshore Ltd.(b)(e)	8,890	25,227
DNO ASA	65,735	29,955
Elkem ASA(d)	25,953	43,655
Entra ASA(d)	17,157	216,570
Europris ASA(d)	15,751	58,105
Fjordkraft Holding ASA(d)	7,140	48,208
Flex LNG Ltd.(e)	3,022	15,702
Frontline Ltd./Bermuda	8,933	84,614
Golden Ocean Group Ltd.	8,501	30,528
Grieg Seafood ASA	5,033	49,544
Hoegh LNG Holdings Ltd.	4,401	4,806
Kongsberg Gruppen ASA	9,067	116,936
Kvaerner ASA(b)	12,435	7,739
Leroy Seafood Group ASA	29,748	158,411
NEL ASA(b)(e)	121,196	149,723
Nordic Semiconductor ASA(b)	13,884	82,058
Norway Royal Salmon ASA(e)	1,273	25,885
Norwegian Air Shuttle ASA(b)(e)	13,636	6,829
Norwegian Finans Holding ASA(b)	13,658	73,438
Ocean Yield ASA	6,192	16,147
Odfjell Drilling Ltd.(b)(e)	9,466	7,873
PGS ASA(b)(e)	44,951	16,253
Protector Forsikring ASA(b)	7,101	24,076

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Salmar ASA	5,643	$220,871
Sbanken ASA(b)(d)	7,858	42,060
Scatec Solar ASA(d)	7,415	108,618
Selvaag Bolig ASA	4,027	16,727
SpareBank 1 Nord Norge	9,726	58,435
Sparebank 1 Oestlandet	3,944	32,302
SpareBank 1 SMN	12,787	93,717
SpareBank 1 SR-Bank ASA	17,487	111,480
Stolt-Nielsen Ltd.	1,840	15,754
Storebrand ASA	46,520	233,976
Subsea 7 SA(b)	21,960	122,096
TGS NOPEC Geophysical Co. ASA	11,198	172,525
Tomra Systems ASA	10,975	365,563
Veidekke ASA	10,996	98,344
Wallenius Wilhelmsen ASA(b)	10,009	11,028
XXL ASA(b)(d)(e)	10,498	10,601

		3,796,736

Portugal — 0.5%
Altri SGPS SA	6,970	36,797
Banco Comercial Portugues SA, Class R(b)	830,947	92,834
Corticeira Amorim SGPS SA	4,303	45,340
CTT-Correios de Portugal SA	12,121	28,544
Mota-Engil SGPS SA	8,051	10,141
Navigator Co. SA (The)	21,501	55,908
NOS SGPS SA	25,028	93,314
REN — Redes Energeticas Nacionais SGPS SA	38,948	105,583
Semapa-Sociedade de Investimento e Gestao	2,482	24,467
Sonae SGPS SA	78,221	61,343

		554,271

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	0	(c)

Spain — 3.7%
Acciona SA	2,191	216,942
Acerinox SA	15,844	120,193
Aedas Homes SAU(b)(d)	2,086	31,987
Almirall SA	6,129	79,215
Applus Services SA	13,645	89,672
Atresmedia Corp. de Medios de Comunicacion SA	8,682	22,442
Befesa SA(d)	2,154	68,065
Bolsas y Mercados Espanoles SHMSF SA	7,550	275,209
Cia. de Distribucion Integral Logista Holdings SA	5,443	96,938
Cie. Automotive SA	7,205	126,187
Construcciones y Auxiliar de Ferrocarriles SA	1,855	63,493
Corp Financiera Alba SA	1,733	64,348
Distribuidora Internacional de Alimentacion SA(b)(e)	298,111	42,774
Ebro Foods SA	6,950	147,679
eDreams ODIGEO SA(b)	5,956	13,993
Ence Energia y Celulosa SA(e)	13,026	41,803
Euskaltel SA(d)	8,764	69,882
Faes Farma SA	27,881	122,000
Fluidra SA(b)	4,748	53,045
Fomento de Construcciones y Contratas SA	7,627	72,428
Gestamp Automocion SA(d)	16,925	43,008
Global Dominion Access SA(b)(d)	10,142	31,326
Grupo Catalana Occidente SA	4,102	79,435
Grupo Empresarial San Jose SA(b)(e)	2,227	11,025
Indra Sistemas SA(b)	13,360	115,090
Inmobiliaria Colonial Socimi SA	24,951	240,494
Lar Espana Real Estate Socimi SA	8,093	33,197

Security	Shares	Value

Spain (continued)
Liberbank SA	205,735	$41,238
Masmovil Ibercom SA(b)	7,838	148,005
Mediaset Espana Comunicacion SA	15,901	57,021
Melia Hotels International SA	11,137	51,111
Merlin Properties Socimi SA	35,103	325,273
Metrovacesa SA(d)	5,007	27,640
Miquel y Costas & Miquel SA	1,762	22,310
Neinor Homes SA(b)(d)	7,776	68,136
Obrascon Huarte Lain SA(b)(e)	15,920	12,729
Pharma Mar SA(b)(e)	17,240	102,912
Promotora de Informaciones SA, Class A(b)	16,542	10,889
Prosegur Cash SA(d)	43,516	38,035
Prosegur Cia. de Seguridad SA	27,219	59,865
Sacyr SA	39,840	74,357
Solaria Energia y Medio Ambiente SA(b)(e)	6,076	61,925
Talgo SA(b)(d)	8,559	41,436
Tecnicas Reunidas SA(b)	3,350	51,296
Tubacex SA	10,639	15,941
Unicaja Banco SA(d)	83,952	45,425
Viscofan SA	3,870	247,759
Zardoya Otis SA	18,405	128,010

		4,003,183

Sweden — 12.1%
AAK AB	17,622	289,484
AcadeMedia AB(d)	8,401	43,866
AF POYRY AB(b)	9,537	174,293
Alimak Group AB(d)	3,425	36,820
Ambea AB(d)	4,618	22,955
Arjo AB, Class B	21,058	104,781
Atrium Ljungberg AB, Class B	4,415	61,656
Attendo AB(b)(d)	11,065	42,098
Avanza Bank Holding AB	11,559	140,357
Axfood AB	10,349	219,542
Beijer Ref AB	7,113	147,690
Betsson AB	11,674	66,215
Bilia AB, Class A	7,979	53,794
BillerudKorsnas AB	17,649	223,251
BioArctic AB(d)(e)	3,236	22,943
BioGaia AB, Class B	1,594	77,275
Biotage AB	5,410	67,354
Bonava AB, Class B	8,996	43,897
Boozt AB(b)(d)	3,900	24,117
Bravida Holding AB(b)(d)	20,440	166,999
Bufab AB(b)	2,751	21,941
Bure Equity AB	4,696	86,543
Camurus AB(b)	2,196	27,205
Castellum AB	25,688	450,918
Catena AB	2,025	64,375
Cellavision AB(b)	1,612	46,938
Clas Ohlson AB, Class B	3,977	34,834
Climeon AB(b)(e)	3,177	17,695
Cloetta AB, Class B(b)	21,388	49,445
Collector AB(b)	6,074	9,477
Dios Fastigheter AB	9,015	55,656
Dometic Group AB(b)(d)	29,376	197,721
Dustin Group AB(d)	6,444	32,724
Electrolux Professional AB, Class B(b)(e)	22,258	51,183
Elekta AB, Class B	36,250	335,436
Eltel AB(b)(d)	12,735	25,868
Embracer Group AB(b)	15,048	160,692

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Evolution Gaming Group AB(d)	10,860	$494,677
Fabege AB	26,173	313,389
Fastighets AB Balder, Class B(b)	10,090	398,757
Fingerprint Cards AB, Class B(b)(e)	28,300	44,954
Fortnox AB(b)	4,349	99,740
Getinge AB, Class B	22,667	436,529
Granges AB	7,196	53,341
Hansa Biopharma AB(b)(e)	3,101	37,496
Hexpol AB(b)	24,390	177,921
Hoist Finance AB(b)(d)(e)	7,350	20,484
Holmen AB, Class B	10,480	306,228
Hufvudstaden AB, Class A	11,121	142,781
Humana AB	3,072	13,053
Indutrade AB	8,999	290,041
Intrum AB(e)	7,298	112,154
Investment AB Oresund	2,615	27,469
Inwido AB	5,551	32,423
JM AB	5,975	110,939
John Mattson Fastighetsforetagen AB(b)	1,815	25,718
Kambi Group PLC(b)	2,154	29,110
Karo Pharma AB(b)	7,601	43,347
Kindred Group PLC	22,429	106,918
Klovern AB, Class B	47,970	65,075
Kungsleden AB	18,289	140,062
LeoVegas AB(d)	7,879	27,669
Lifco AB, Class B	4,640	221,473
Lindab International AB	6,858	63,404
Loomis AB, Class B	7,398	180,875
Mekonomen AB(b)	4,032	21,053
Modern Times Group MTG AB, Class B(b)	6,640	67,235
Munters Group AB(b)(d)	12,650	53,425
Mycronic AB	7,037	118,302
NCC AB, Class B	8,836	136,151
NetEnt AB	18,559	64,605
New Wave Group AB, Class B	4,506	13,794
Nibe Industrier AB, Class B	31,002	580,383
Nobia AB	10,660	40,033
Nobina AB(d)	8,496	46,711
Nolato AB, Class B	1,919	100,791
Nordic Entertainment Group AB, Class B	6,687	159,521
Nyfosa AB(b)	16,352	100,953
Oncopeptides AB(b)(d)(e)	2,915	38,649
Pandox AB(b)	8,574	90,593
Paradox Interactive AB(e)	3,084	59,993
Peab AB, Class B	17,882	137,037
PowerCell Sweden AB(b)(e)	3,545	91,608
Ratos AB, Class B(b)	22,055	52,658
RaySearch Laboratories AB(b)(e)	2,420	18,558
Recipharm AB, Class B	4,281	51,325
Resurs Holding AB(d)	10,944	40,562
Saab AB, Class B(b)	9,239	214,251
Sagax AB, Class D	10,105	29,951
Samhallsbyggnadsbolaget i Norden AB	85,173	165,250
Samhallsbyggnadsbolaget i Norden AB, New	10,706	29,266
SAS AB(b)(e)	18,082	16,801
Scandi Standard AB	5,002	32,981
Scandic Hotels Group AB(d)	5,463	24,946
SkiStar AB	3,592	33,356
SSAB AB, Class A(b)	22,082	54,011
SSAB AB, Class B(b)	61,839	145,493

Security	Shares	Value

Sweden (continued)
Stillfront Group AB(b)	2,180	$130,570
Storytel AB(b)	2,980	55,895
Svenska Cellulosa AB SCA, Class B(b)	59,890	645,366
Sweco AB, Class B	6,648	228,697
Swedish Orphan Biovitrum AB(b)	17,816	346,572
Thule Group AB(d)	10,372	194,863
Tobii AB(b)(e)	8,231	23,259
Trelleborg AB, Class B(b)	24,151	311,061
Troax Group AB	3,998	46,172
Vitrolife AB	6,417	117,274
Wallenstam AB, Class B	16,262	168,660
Wihlborgs Fastigheter AB	13,755	196,878
Xvivo Perfusion AB(b)	1,914	27,004

		13,036,582

Switzerland — 10.0%
Allreal Holding AG, Registered	1,407	261,530
ALSO Holding AG, Registered	625	128,737
APG SGA SA	138	25,365
Arbonia AG, Registered(b)	4,264	36,051
Aryzta AG(b)(e)	96,192	38,790
Ascom Holding AG, Registered(b)	3,802	28,599
Autoneum Holding AG(b)(e)	276	24,321
Bachem Holding AG, Class B, Registered	509	120,243
Banque Cantonale Vaudoise, Registered	296	261,605
Basilea Pharmaceutica AG, Registered(b)(e)	1,078	54,283
Belimo Holding AG	49	325,431
Bell Food Group AG, Registered(b)	216	55,167
BKW AG	2,111	171,041
Bobst Group SA, Registered	791	39,503
Bossard Holding AG, Class A, Registered	585	72,856
Bucher Industries AG, Registered	669	188,400
Burckhardt Compression Holding AG	301	61,126
Burkhalter Holding AG	433	28,085
Cembra Money Bank AG	2,848	270,739
Coltene Holding AG, Registered	477	31,828
Comet Holding AG, Registered	682	91,296
Conzzeta AG, Registered	135	115,816
Daetwyler Holding AG, Bearer	763	130,599
DKSH Holding AG	3,486	196,847
dormakaba Holding AG	314	157,008
EFG International AG	8,517	53,036
Emmi AG, Registered	215	197,591
Feintool International Holding AG, Registered	243	11,909
Flughafen Zurich AG, Registered(b)	1,988	245,320
Forbo Holding AG, Registered	97	130,050
Galenica AG(d)	4,705	336,611
GAM Holding AG(b)	15,246	32,004
Georg Fischer AG, Registered	408	304,156
Gurit Holding AG, Bearer	34	48,332
Helvetia Holding AG, Registered	3,438	314,715
Huber + Suhner AG, Registered	1,482	95,048
Idorsia Ltd.(b)	8,502	245,947
Implenia AG, Registered	1,519	61,821
Inficon Holding AG, Registered	176	118,713
Interroll Holding AG, Registered	62	117,814
Intershop Holding AG	120	61,731
Kardex AG, Registered	600	86,411
Komax Holding AG, Registered(b)(e)	353	51,241
Kudelski SA, Bearer(e)	3,906	13,780
Landis+Gyr Group AG	2,154	145,512

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
LEM Holding SA, Registered	45	$58,281
Leonteq AG	997	35,948
Logitech International SA, Registered	16,329	786,885
Medacta Group SA(b)(d)	685	47,765
Medartis Holding AG(b)(d)(e)	311	12,519
Meyer Burger Technology AG(b)(e)	72,802	18,194
Mobilezone Holding AG, Registered	4,575	40,292
Mobimo Holding AG, Registered	653	179,293
Molecular Partners AG(b)	1,072	23,325
OC Oerlikon Corp. AG, Registered	20,341	152,376
Orascom Development Holding AG(b)	1,162	10,053
Orior AG	641	53,331
PSP Swiss Property AG, Registered	4,083	474,654
Rieter Holding AG, Registered	299	29,090
Schweiter Technologies AG, Bearer	102	100,927
Sensirion Holding AG(b)(d)	850	30,076
SFS Group AG	1,641	130,154
Siegfried Holding AG, Registered	389	177,743
SIG Combibloc Group AG	25,494	410,218
St. Galler Kantonalbank AG, Class A, Registered	265	114,221
Stadler Rail AG(b)	4,498	196,576
Sulzer AG, Registered	1,852	131,059
Sunrise Communications Group AG(d)	3,360	269,106
Swissquote Group Holding SA, Registered	900	58,281
Tecan Group AG, Registered	1,175	379,107
TX Group AG	273	18,188
u-blox Holding AG	651	45,563
Valiant Holding AG, Registered	1,587	153,414
Valora Holding AG, Registered(b)	335	59,839
VAT Group AG(d)	2,679	441,897
Vetropack Holding AG, Bearer	19	56,105
Vontobel Holding AG, Registered	3,053	158,478
VZ Holding AG	1,410	98,612
Ypsomed Holding AG, Registered(e)	368	48,424
Zehnder Group AG, Registered	941	36,854
Zur Rose Group AG(b)(e)	680	111,601

		10,735,457

United Kingdom — 29.4%
888 Holdings PLC	36,152	65,847
AA PLC	59,268	20,222
AB Dynamics PLC	1,496	33,966
Abcam PLC	19,450	311,572
Advanced Medical Solutions Group PLC	18,981	58,418
AG Barr PLC	9,945	61,905
Aggreko PLC	25,195	145,869
Airtel Africa PLC(d)	73,357	37,197
Alfa Financial Software Holdings PLC(b)(d)	9,719	9,562
Alliance Pharma PLC	40,100	38,188
Amigo Holdings PLC(d)	11,099	4,270
Anglo Pacific Group PLC	16,701	33,326
AO World PLC(b)(e)	27,866	20,105
Arrow Global Group PLC	15,951	20,321
Ascential PLC(d)	40,072	127,878
Ashmore Group PLC	42,901	205,305
ASOS PLC(b)	7,420	224,060
Assura PLC	240,650	231,604
Aston Martin Lagonda Global Holdings PLC(b)(d)(e)	49,026	35,434
Avast PLC(d)	58,746	339,523
B&M European Value Retail SA	89,466	375,558
Babcock International Group PLC	25,328	134,659

Security	Shares	Value

United Kingdom (continued)
Bakkavor Group PLC(d)	16,890	$14,892
Balfour Beatty PLC	67,801	222,012
Bank of Georgia Group PLC	4,028	50,604
Beazley PLC	52,124	260,357
Bellway PLC	12,180	409,123
Biffa PLC(d)	24,179	67,096
Big Yellow Group PLC	15,806	213,724
Blue Prism Group PLC(b)(e)	7,778	127,344
Bodycote PLC	19,244	141,635
boohoo Group PLC(b)	74,348	302,906
Brewin Dolphin Holdings PLC	29,736	102,771
Britvic PLC	26,356	243,513
Burford Capital Ltd.(e)	20,302	128,091
Cairn Energy PLC(b)	57,548	81,299
Capita PLC(b)	164,300	80,782
Capital & Counties Properties PLC	72,480	152,036
Card Factory PLC	31,002	16,267
Centamin PLC	113,292	222,711
Central Asia Metals PLC	16,157	29,510
Cineworld Group PLC	100,597	83,061
Civitas Social Housing PLC	61,158	75,522
Clinigen Group PLC	12,950	117,935
Close Brothers Group PLC	15,075	207,452
CMC Markets PLC(d)	10,952	27,698
Coats Group PLC	140,250	81,376
Computacenter PLC	7,318	134,397
ConvaTec Group PLC(d)	147,134	394,188
Countryside Properties PLC(d)	44,853	229,243
Craneware PLC(e)	1,954	47,322
Cranswick PLC	5,193	243,536
Crest Nicholson Holdings PLC	25,197	81,617
Custodian REIT PLC	41,050	45,047
CVS Group PLC	6,668	76,958
Daily Mail & General Trust PLC, Class A, NVS	15,400	137,333
Dart Group PLC	8,958	72,710
De La Rue PLC(e)	9,743	8,209
Dechra Pharmaceuticals PLC	10,275	359,002
Derwent London PLC	10,514	411,913
Dialog Semiconductor PLC(b)	7,619	239,921
Dignity PLC	4,771	14,684
Diploma PLC	11,272	245,260
Diversified Gas & Oil PLC	64,501	76,965
Dixons Carphone PLC	100,966	98,890
Domino’s Pizza Group PLC	45,411	197,155
Drax Group PLC	39,889	105,056
DS Smith PLC	135,626	533,573
Dunelm Group PLC	9,900	114,946
Electrocomponents PLC	44,237	322,515
Elementis PLC	56,417	49,813
EMIS Group PLC	4,893	64,680
Empiric Student Property PLC	60,381	47,601
EnQuest PLC(b)	138,896	20,113
Equiniti Group PLC(d)	35,866	77,541
Essentra PLC	25,959	91,354
Euromoney Institutional Investor PLC	10,959	114,041
Ferrexpo PLC	29,120	49,807
Fevertree Drinks PLC	10,250	224,962
Finablr PLC(a)(b)(d)	20,497	1,422
First Derivatives PLC	1,801	58,837
Firstgroup PLC(b)	119,260	100,562

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Forterra PLC(d)	19,993	$60,776
Frasers Group PLC(b)	20,946	68,693
Frontier Developments PLC(b)	1,927	36,945
Funding Circle Holdings PLC(b)(d)	16,748	18,231
Future PLC(e)	9,613	125,134
Games Workshop Group PLC	3,024	229,622
Gamesys Group PLC(b)	7,497	82,932
GB Group PLC	18,584	158,226
GCP Student Living PLC	44,225	75,084
Genus PLC	6,483	279,011
Go-Ahead Group PLC (The)	4,250	71,727
GoCo Group PLC	30,875	32,324
Grainger PLC	60,049	202,385
Great Portland Estates PLC	22,505	192,121
Greencore Group PLC	43,609	100,221
Greggs PLC	10,065	232,581
Gulf Keystone Petroleum Ltd.	22,000	22,117
Halfords Group PLC	18,950	25,815
Hammerson PLC	76,996	68,547
Hastings Group Holdings PLC(d)	36,998	85,168
Hays PLC	166,102	227,321
Helical PLC	10,426	47,343
Hikma Pharmaceuticals PLC	14,438	431,610
Hill & Smith Holdings PLC	7,789	113,377
Hiscox Ltd.	28,676	254,134
Hochschild Mining PLC	25,731	45,211
HomeServe PLC	29,980	421,640
Hotel Chocolat Group PLC(e)	3,776	16,194
Howden Joinery Group PLC	59,214	392,270
Hunting PLC	13,596	31,280
Hurricane Energy PLC(b)(e)	151,541	22,441
Hyve Group PLC	73,702	21,242
Ibstock PLC(d)	40,212	102,254
IG Design Group PLC (e)	7,095	47,073
IG Group Holdings PLC	36,614	348,451
IMI PLC	27,006	281,880
Inchcape PLC	39,454	249,573
Indivior PLC(b)	78,189	48,641
IntegraFin Holdings PLC	23,441	146,506
Intermediate Capital Group PLC	28,646	407,576
International Personal Finance PLC(e)	21,375	15,071
Intu Properties PLC(b)(e)	91,725	6,421
Investec PLC	69,104	142,906
iomart Group PLC(e)	7,230	29,183
IQE PLC(b)(e)	76,862	39,749
IWG PLC	65,172	195,647
J D Wetherspoon PLC	6,750	80,458
John Laing Group PLC(d)	48,820	224,641
John Menzies PLC	6,901	11,055
John Wood Group PLC	68,653	175,442
Jupiter Fund Management PLC	45,036	124,178
Just Group PLC(b)	101,550	71,538
Kainos Group PLC	7,035	62,115
KAZ Minerals PLC	26,118	136,586
Keller Group PLC	6,938	53,820
Keywords Studios PLC(e)	5,533	111,176
Lancashire Holdings Ltd.	19,322	149,155
Learning Technologies Group PLC	48,179	77,969
LondonMetric Property PLC	79,691	195,206
Lookers PLC	30,456	9,642

Security	Shares	Value

United Kingdom (continued)
LXI REIT PLC	50,677	$67,885
Man Group PLC	150,671	253,525
Marshalls PLC	20,052	161,240
Marston’s PLC	61,775	29,423
McCarthy & Stone PLC(d)	36,386	32,494
Mediclinic International PLC	39,919	130,613
Metro Bank PLC(b)(e)	10,817	12,632
Mitchells & Butlers PLC(b)	19,897	44,522
Mitie Group PLC	36,460	34,078
Moneysupermarket.com Group PLC	52,654	210,935
Morgan Advanced Materials PLC	29,599	81,576
Morgan Sindall Group PLC	4,027	65,220
N Brown Group PLC(e)	14,692	4,550
National Express Group PLC	45,073	155,322
NCC Group PLC	28,794	59,346
Network International Holdings PLC(b)(d)	41,862	219,131
NewRiver REIT PLC	31,489	26,651
Ninety One PLC(b)	36,928	79,045
Numis Corp. PLC	5,950	19,963
On the Beach Group PLC(d)	11,419	40,041
OneSavings Bank PLC	43,500	133,880
Oxford Biomedica PLC(b)	5,202	47,899
Pagegroup PLC	32,819	155,650
Paragon Banking Group PLC	25,436	107,031
Patisserie Holdings PLC(a)(b)	7,527	0	(c)
Pennon Group PLC	41,785	577,653
Petrofac Ltd.	26,885	66,772
Pets at Home Group PLC	50,257	162,663
Pharos Energy PLC	26,659	6,019
Phoenix Group Holdings PLC	53,473	405,364
Photo-Me International PLC	25,301	14,935
Picton Property Income Ltd. (The)(b)	57,219	49,439
Playtech PLC	30,412	89,533
Plus500 Ltd.	10,450	164,830
Pollen Street Secured Lending PLC	7,237	54,588
Polypipe Group PLC	19,680	123,993
Premier Foods PLC(b)	63,015	36,324
Premier Oil PLC(b)(e)	81,470	33,531
Primary Health Properties PLC	120,134	233,358
Provident Financial PLC	25,492	62,219
Purplebricks Group PLC(b)	23,776	11,156
PZ Cussons PLC	24,814	58,529
QinetiQ Group PLC	56,989	218,525
Quilter PLC(d)	187,837	292,014
Rathbone Brothers PLC	5,092	97,113
RDI REIT PLC	27,778	21,373
Redde Northgate PLC	25,717	58,259
Redrow PLC	22,352	130,029
Regional REIT Ltd.(d)	41,735	40,798
Renewi PLC	79,573	25,494
Renishaw PLC	3,556	158,064
Restaurant Group PLC (The)	48,925	33,293
Restore PLC	11,102	54,264
Rightmove PLC	87,112	546,757
Rotork PLC	86,566	271,447
Royal Mail PLC	88,848	186,594
RPS Group PLC	24,357	15,976
RWS Holdings PLC	17,939	121,735
Sabre Insurance Group PLC(d)	24,383	86,731
Safestore Holdings PLC	21,086	191,231

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Saga PLC	113,356	$23,220
Sanne Group PLC	14,856	121,426
Savills PLC	13,982	170,189
Scapa Group PLC	14,968	22,089
Schroder REIT Ltd.	49,451	23,172
Senior PLC	40,328	33,064
Serco Group PLC(b)	120,051	195,037
Serica Energy PLC(b)	16,664	19,989
Shaftesbury PLC	15,456	116,973
SIG PLC	55,974	16,945
Signature Aviation PLC	81,702	201,730
Smart Metering Systems PLC	10,092	76,123
Softcat PLC	11,964	170,526
SolGold PLC(b)(e)	62,283	21,408
Spectris PLC	11,586	389,756
Spire Healthcare Group PLC(d)	28,751	35,032
Spirent Communications PLC	61,591	187,228
SSP Group PLC	52,588	185,995
St. Modwen Properties PLC	20,481	95,068
Stagecoach Group PLC	40,646	38,349
Standard Life Investment Property Income Trust Ltd.	41,223	37,386
Stobart Group Ltd.	33,054	25,808
Superdry PLC	5,101	8,165
Synthomer PLC	34,352	122,884
TalkTalk Telecom Group PLC	66,753	69,590
Tate & Lyle PLC	46,589	418,525
Ted Baker PLC(e)	2,756	5,301
Telecom Plus PLC	6,180	103,208
TI Fluid Systems PLC(d)	22,850	46,000
TORM PLC	3,074	26,269
TP ICAP PLC	56,049	239,947
Trainline PLC(b)(d)	44,979	215,250
Travis Perkins PLC	25,057	328,541
Tritax Big Box REIT PLC	170,382	259,183
Tullow Oil PLC	138,265	45,222
UK Commercial Property REIT Ltd.	75,401	64,197
Ultra Electronics Holdings PLC	6,977	173,457
UNITE Group PLC (The)	28,850	318,594
Urban & Civic PLC	14,050	40,406
Vectura Group PLC	56,994	61,106
Vesuvius PLC	21,176	107,055
Victoria PLC(b)	10,317	27,328
Victrex PLC	8,592	216,317
Virgin Money UK PLC(b)	128,328	123,213
Vistry Group PLC	21,504	219,163
Watkin Jones PLC	14,764	32,068
WH Smith PLC	12,975	205,066
William Hill PLC	86,325	124,239
Workspace Group PLC	13,585	133,828

		31,635,204

Total Common Stocks — 98.9% (Cost: $148,387,125)		106,391,507

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(e)	787	$65,771
Jungheinrich AG, Preference Shares, NVS	4,718	85,472
Sixt SE, Preference Shares, NVS	1,700	78,484
STO SE & Co. KGaA, Preference Shares, NVS	250	25,192

		254,919

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	3,901	40,762
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,697	27,414

		68,176

Total Preferred Stocks — 0.3% (Cost: $581,787)		323,095

Rights

Norway — 0.0%
XXL ASA, (Expires 05/28/20)(b)	4,871	2,536

Total Rights — 0.0% (Cost: $18,658)		2,536

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	5,177,520	5,183,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	53,000	53,000

		5,236,215

Total Short-Term Investments — 4.9% (Cost: $5,231,227)		5,236,215

Total Investments in Securities — 104.1% (Cost: $154,218,797)		111,953,353

Other Assets, Less Liabilities — (4.1)%		(4,408,853)

Net Assets — 100.0%		$107,544,500

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Rounds to less than $1.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/19	Net Activity	04/30/20	04/30/20	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,396,621	(6,219,101)	5,177,520	$5,183,215	$189,995	(b)	$2,492		$(30)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,000	(2,000)	53,000	53,000	950		—		—

				$5,236,215	$190,945		$2,492		$(30)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
Euro STOXX 50 Index	16	06/19/20	$506	$31,934
FTSE 100 Index	4	06/19/20	297	27,026

				$58,960

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$106,230,884	$159,200	$1,423	$106,391,507
Preferred Stocks	323,095	—	—	323,095
Rights	—	2,536	—	2,536
Money Market Funds	5,236,215	—	—	5,236,215

	$111,790,194	$161,736	$1,423	$111,953,353

Derivative financial instruments(a)
Assets
Futures Contracts	$58,960	$—	$—	$58,960

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares